CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2023
Construction Contracts [Abstract]
Contract costs incurred to date	$ 11,241	$ 12,361	$ 13,519
Profit recognized to date	203	524	170
Contract costs incurred and profit recognized (less recognized losses)	11,444	12,885	13,689
Less: progress billings	(11,692)	(13,159)	(13,990)
Contract work in progress (liability)	(248)	(274)	(301)
Comprising:
Amounts due from customers — work in progress	170	118	200
Amounts due to customers — creditors	(418)	(392)	(501)
Contract work in progress (liability)	(248)	$ (274)	$ (301)
Decrease through right to consideration becoming unconditional, contract assets	(2,134)
Increase in amounts due from customers asset, additions to work in progress	2,182
Dispositions	(115)
Increase from other changes	15
Decrease in amounts due from customers liability, recognized revenue	(347)
Increase in amounts due from customers liability, additions to work in progress	291
Increase from other changes in contract liabilities	$ 30